Risk Management and Financial Instruments (Details) - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities - Seara Alimentos [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Liabilities	$ (667)		$ (1,765)
Not designated as hedge accounting	65,764	504
Derivatives assets [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current assets		4,977	13,267
Non-current assets			4,807
Derivative liabilities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current liabilities	66,431		1,765
Interests [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting	736	504
Commodities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting	65,028
Not Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Assets			18,074
Not Designated as Hedge Accounting [Member] | Interests [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Assets			18,074
Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Liabilities	667	750	1,764
Designated as Hedge Accounting [Member] | Interests [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Liabilities		750
Current liabilities		$ 750